Schedule of Investments (unaudited)	iShares® MSCI Belgium ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
bpost SA	22,293	$80,912

Banks — 10.6%
KBC Ancora	3,933	198,074
KBC Group NV	22,256	1,625,370
		1,823,444
Beverages — 21.3%
Anheuser-Busch InBev SA/NV	57,880	3,651,739

Biotechnology — 12.2%
Argenx SE(a)	5,240	1,938,001
Galapagos NV(a)	5,648	157,914
		2,095,915
Building Products — 0.6%
Recticel SA	6,904	103,719

Chemicals — 8.6%
Solvay SA	7,675	281,640
Syensqo SA	6,775	678,064
Tessenderlo Group SA	4,009	111,086
Umicore SA	20,231	400,700
		1,471,490
Construction & Engineering — 3.3%
Ackermans & van Haaren NV	2,262	401,263
Deme Group NV	915	162,695
		563,958
Consumer Staples Distribution & Retail — 1.8%
Colruyt Group NV	6,134	313,722

Distributors — 3.0%
D'ieteren Group	2,319	506,402

Diversified Telecommunication Services — 0.8%
Proximus SADP	17,732	139,795

Electric Utilities — 1.9%
Elia Group SA/NV	3,149	320,737

Electronic Equipment, Instruments & Components — 0.8%
Barco NV	9,442	132,564

Entertainment — 0.6%
Kinepolis Group NV	2,332	94,823

Financial Services — 6.2%
Groupe Bruxelles Lambert NV	8,991	689,491
Sofina SA	1,516	368,899
		1,058,390
Security	Shares	Value

Food Products — 2.4%
Lotus Bakeries NV	39	$413,859

Health Care Providers & Services — 1.0%
Fagron	8,035	165,036

Health Care REITs — 3.3%
Aedifica SA	4,809	312,770
Cofinimmo SA	3,877	256,769
		569,539
Industrial REITs — 3.9%
Montea NV	1,904	173,659
Warehouses De Pauw CVA	16,608	486,772
		660,431
Insurance — 4.3%
Ageas SA/NV	14,871	741,880

Metals & Mining — 1.1%
Bekaert SA	4,071	191,858

Personal Care Products — 0.6%
Ontex Group NV(a)	10,519	103,953

Pharmaceuticals — 4.5%
UCB SA	5,518	774,013

Real Estate Management & Development — 1.1%
VGP NV	1,569	181,210

Residential REITs — 0.8%
Xior Student Housing NV	4,282	133,309
Retail REITs — 0.7%
Retail Estates NV	1,625	115,353

Semiconductors & Semiconductor Equipment — 1.2%
Melexis NV	2,278	206,834

Specialized REITs — 1.0%
Shurgard Self Storage Ltd.	4,013	177,277

Total Investments — 98.1%
(Cost: $21,892,660)		16,792,162

Other Assets Less Liabilities — 1.9%		326,420

Net Assets — 100.0%		$17,118,582

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$137,291	$—	$(137,059	)(b)	$(234)	$2	$—	—	$205	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	10,000	—	(10,000	)(b)	—	—	—	—	71		—
					$(234)	$2	$—		$276		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/21/24	$327	$2,737

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$494,771	$16,297,391	$—	$16,792,162

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,737	$—	$2,737

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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